Richard M. Cutshall

Tel 312.476.5121

Fax 312.899.0449

cutshallr@gtlaw.com

September 17, 2010

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Post-Effective Amendment No. 1 to IronBridge Funds, Inc.’s Securities Act Registration Statement (file number 333-165633) and Amendment No. 3 to IronBridge Funds, Inc.’s Investment Company Act Registration Statement (file number 811-22397), each on Form N-1A

To Whom It May Concern:

This letter relates to the above-mentioned amendments (such amendments, collectively, the “Filing”) to IronBridge Funds, Inc.’s (the “Registrant”) Registration Statement on Form N-1A (the “Registration Statement”), which was declared effective on July 23, 2010.  The Filing will be filed through EDGAR with this letter on the date hereof.

The Filing is being made in order to amend the Registration Statement for the purpose of (1) adding two new series, the IronBridge Horizon Fund and the IronBridge Skyline Fund (the “New Funds”), to the Registration Statement, and (2) registering an indefinite number of shares of beneficial interest of each of the New Funds for sale under the 1933 Act.  The Filing is not intended, in any way, to amend or seek to amend any of the information contained in the prospectuses and statements of additional information with respect to the Registrant’s other series, IronBridge Frontegra Small Cap Fund, IronBridge Frontegra SMID Fund, IronBridge Frontegra Global Fund and IronBridge Large Cap Fund.  Please note, however, that the relevant disclosures relating to the New Funds are very similar to the disclosures reviewed by the Staff earlier this summer in connection with the existing series of the Registrant, in the form declared effective July 23, 2010.

The Filing is being made in accordance with Rule 485(a)(2) under the 1933 Act (the “Rule”) and, pursuant to the Rule, the Registrant is hereby designating December 3, 2010, a date that is later than the seventy-fifth day after the date hereof but not later than ninety-five days after the date hereof, as the effective date of the Filing.  In accordance with the Rule, the Registrant has also designated such date on the cover page of the Filing.

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**STRATEGIC ALLIANCE

GREENBERG TRAURIG, LLP  •  ATTORNEYS AT LAW  •  WWW.GTLAW.COM
77 West Wacker Drive, Suite 3100  •  Chicago, Illinois  •  Tel 312.456.8400  •  Fax 312.456.8435

Should you have any comments or questions regarding the Filing, please feel free to contact me at the phone number or email address above or, in my absence, Arthur Don at 312.456.8438 or dona@gtlaw.com.

Best regards,

/s/ Richard M. Cutshall
Richard M. Cutshall
Associate

GREENBERG TRAURIG, LLP